Changes in significant accounting policies	12 Months Ended
Jan. 03, 2021
Disclosure of changes in accounting policies [text block] [Abstract]
Changes in significant accounting policies

3.	Changes in significant accounting policies

a.	Application of new and revised International Financing Reporting Standards (“IFRSs” or “IAS”) that are mandatorily effective for the current year

In the current year, the Group has applied a number of new and amended IFRS and interpretations issued by the International Accounting Standards Board (“IASB”) that are mandatorily effective for an accounting period that begins on or after January 1, 2020. The conclusions related to their adoption are described as follows:

New and amended IFRS Standards that are effective for the current year

Amendments to IFRS 16, Rent concessions related to Covid-19

The amendments introduce a practical expedient that provides lessees the option not to assess whether a rent concession that meets certain conditions is a lease modification. The practical expedient is applicable to rent concessions occurring as a direct consequence of the Covid-19 pandemic and only if all of the following conditions are met:

a)	The change in the lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change;

b)	Any reduction in lease payments affects only payments originally due on or before June 30, 2021; and

c)	There is no substantive change to other terms and conditions of the lease.

The Group determined there were no impacts on the adoption of these amendments, considering that it did not enter into rental concessions for the leases that it maintains as a lessee.

Additionally, the Group adopted the following amendments, which did not have any effects on the financial statements in the current year:

●	Amendments to IAS 1 and IAS 8, Definition of material

●	Amendments to IFRS 3, Definition of a business

●	Amendments to IFRS 4, Insurance Contracts in the application of IFRS 9, Financial Instruments

●	Amendments to IFRS 9, IAS 39 and IFRS 7, Interest rate benchmark reform – Phase 1

●	Amendments to the IFRS’s conceptual framework

New and revised IFRS Standards in issue but not yet effective

At the issuance date of these financial statements, the Group has not applied the following new and revised IFRS that have been issued but are not yet effective. Based on management’s analysis, the Group does not expect that the adoption of the following standards will have a material impact on the financial statements in future periods:

●	Amendments to IAS 1, Classification of liabilities as current or non-current (1)

●	Amendments to IAS 16, Property, plant and equipment proceeds before intended use (1)

●	Amendments to IAS 37, Cost of fulfilling an onerous contract (1)

●	Amendments to IAS 41, Biological Assets (1)

●	Amendments to IFRS 1, First time adoption of International Financial Reporting Standards (1)

●	Amendments to IFRS 9, Financial instruments (1)

●	IFRS 17, Insurance Contracts (2)

(1) Effective for annual reporting periods beginning on January 1, 2022

(2) Effective for annual reporting periods beginning on January 1, 2023

Additionally, the Company is continuously monitoring the progress of the reference interest rate reform project that modifies the regulations as mentioned below:

Phase 2 of the benchmark interest rate reform (IBOR- Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)

Interbank benchmark rates such as LIBOR, EURIBOR and TIBOR, which represent the cost of obtaining unsecured funds, have been questioned about their viability as long-term financing benchmarks. The changes in the reform to the reference interest rates in its phase 2 refer to the modifications of financial assets, financial liabilities and lease liabilities, requirements for accounting coverage and disclosure of financial instruments. These improvements are effective as of January 1, 2021 with retrospective application, without the need to redo the comparative periods.

Regarding the modification of financial assets, financial liabilities and lease liabilities, the IASB introduced a practical expedient that involves updating the effective interest rate.

On the other hand, regarding hedge accounting, the hedge relationships and documentation must reflect the modifications to the hedged item, the hedging instrument and the risk to be hedged. Hedging relationships must meet all criteria for applying hedge accounting, including effectiveness requirements.

Finally, regarding disclosures, entities should disclose how they are managing the transition to alternative reference rates and the risks that may arise from the transition; in addition, they must include quantitative information on financial assets and non-derivative financial liabilities, as well as non-derivative financial instruments, that continue under the reference rates subject to the reform and the changes that have arisen to the risk management strategy.

The Company is in the process of evaluating the impacts arising from the application of these amendments, however it does not expect there will be a material impact on its consolidated financial position or results of operations.